UNAUDITED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (570,153)	$ 639,144	$ 361,059	$ (776,129)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in trust account	(174,029)	(38,223)	(2,777)
Day one loss in PIPE Derivative Liability				1,108,709
Change in fair value of warrant liability	(198,900)	(1,412,262)	(1,120,738)	(1,332,022)
Change in fair value of PIPE derivative liability	222,921
Changes in operating assets and liabilities:
Prepaid expenses		389,137	(432,591)	432,591
Accrued expenses	451,843	163,066	69,002	289,255
Net cash used in operating activities	(268,318)	(259,138)	(1,126,045)	(321,008)
Cash Flows from Investment Activities:
Proceeds from sale of investments in marketable securities	28,340,982
Investment in marketable securities	(27,593,195)
Reinvest interest earned on marketable securities held in Trust Account	(50,777)			(217,210)
Net cash provided by investing activities	697,010		(80,000,000)	70,167,368
Net cash from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor			25,000
Proceeds from sale of Units in initial public offering, net of underwriting discounts paid			78,400,000
Redemption of ordinary shares subject to possible redemption	(1,004,600)			(70,573,278)
Proceeds from sale of Private Placement Warrants			3,400,000
Proceeds from promissory note - due to sponsor	440,000	150,000	129,602	662,000
Repayment of promissory note - due to sponsor			(129,602)
Payment of offering costs			(458,249)
Net cash (used in) provided by financing activities	(564,600)	150,000	81,366,751	(69,911,278)
Net Change in Cash	(135,908)	(109,138)	240,706	(64,918)
Cash - Beginning of period	175,788	240,706		240,706
Cash - End of period	39,880	$ 131,568	240,706	175,788
Non-Cash investing and financing activities:
Accretion to ordinary shares subject to redemption	$ 481,619		$ 6,793,210	$ 308,687